CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		OLD PlayStudios, Inc. Preferred Stock		OLD PlayStudios, Inc. Common Stock		OLD PlayStudios, Inc. Additional Paid-In Capital	OLD PlayStudios, Inc. Accumulated Other Comprehensive Income	OLD PlayStudios, Inc. Retained Earnings	OLD PlayStudios, Inc. Total Stockholders' Equity	OLD PlayStudios, Inc. Non controlling Interest	OLD PlayStudios, Inc.		Additional Paid-In Capital	Retained Earnings	Total
Beginning balance at Dec. 31, 2017		$ 8,000	[1]	$ 11,000	[1]	$ 40,254,000	$ 107,000	$ 4,679,000	$ 45,059,000	$ 8,000,000	$ 53,059,000
Beginning balance (in shares) at Dec. 31, 2017	[1]	162,596,000		223,122,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								2,822,000	2,822,000	2,822,000	2,822,000	[2],[3]
Exercise of stock options						550,000			550,000		550,000
Exercise of stock options (in shares)	[1]			5,362,000
Stock-based compensation expense						11,752,000			11,752,000		11,752,000
Repurchase and retirement of common stock								(1,404,000)	(1,404,000)		(1,404,000)
Repurchase and retirement of common stock (in shares)	[1]			(2,130,000)
Other comprehensive income							(188,000)		(188,000)		(188,000)
Restricted stock awards						555,000			555,000		555,000
Restricted stock awards (in shares)	[1]			1,760,000
Purchase of noncontrolling interest						6,000,000			6,000,000	$ (8,000,000)	(2,000,000)
Purchase of noncontrolling interest (in shares)	[1]			1,100,000
Ending balance at Dec. 31, 2018		$ 8,000	[1]	$ 11,000	[1]	59,111,000	(81,000)	6,097,000	65,146,000		65,146,000
Ending balance (in shares) at Dec. 31, 2018	[1]	162,596,000		229,214,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								13,614,000	13,614,000		13,614,000	[2],[3]
Exercise of stock options						754,000			754,000		754,000
Exercise of stock options (in shares)	[1]			5,846,000
Stock-based compensation expense						6,796,000			6,796,000		6,796,000
Repurchase and retirement of common stock								(6,176,000)	(6,176,000)		(6,176,000)
Repurchase and retirement of common stock (in shares)	[1]			(9,570,000)
Other comprehensive income							179,000		179,000		179,000
Ending balance at Dec. 31, 2019		$ 8,000	[1]	$ 11,000	[1]	66,661,000	98,000	13,535,000	80,313,000		80,313,000
Ending balance (in shares) at Dec. 31, 2019	[1]	162,596,000		225,490,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								5,492,000	5,492,000		5,492,000
Exercise of stock options						21,000			21,000
Exercise of stock options (in shares)				446
Stock-based compensation expense						787,000			787,000
Ending balance at Mar. 31, 2020		$ 8,000		$ 11,000		67,469,000	43,000	19,027,000	86,558,000
Ending balance (in shares) at Mar. 31, 2020		162,596		225,936
Beginning balance at Dec. 31, 2019		$ 8,000	[1]	$ 11,000	[1]	66,661,000	98,000	13,535,000	80,313,000		80,313,000
Beginning balance (in shares) at Dec. 31, 2019	[1]	162,596,000		225,490,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								12,807,000	12,807,000		12,807,000	[2],[3]
Exercise of stock options				$ 1,000	[1]	991,000			992,000		992,000
Exercise of stock options (in shares)	[1]			16,314,000
Stock-based compensation expense						4,124,000			4,124,000		4,124,000
Repurchase and retirement of common stock								(2,540,000)	(2,540,000)		(2,540,000)
Repurchase and retirement of common stock (in shares)	[1]			(3,618,000)
Other comprehensive income							383,000		383,000		383,000
Ending balance at Dec. 31, 2020		$ 8,000	[1]	$ 12,000	[1]	71,776,000	481,000	23,802,000	96,079,000		96,079,000		$ 12,619,799	$ (7,620,693)	$ 5,000,004
Ending balance (in shares) at Dec. 31, 2020	[1]	162,596,000		238,186,000
Beginning balance at Aug. 13, 2020													0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income													0	(7,620,693)	(7,620,693)
Ending balance at Dec. 31, 2020		$ 8,000	[1]	$ 12,000	[1]	71,776,000	481,000	23,802,000	96,079,000		96,079,000		12,619,799	(7,620,693)	5,000,004
Ending balance (in shares) at Dec. 31, 2020	[1]	162,596,000		238,186,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								5,918,000	5,918,000		5,918,000			6,258,699	6,258,699
Exercise of stock options						808,000			808,000
Exercise of stock options (in shares)				3,161
Stock-based compensation expense						1,109,000			1,109,000
Ending balance at Mar. 31, 2021		$ 8,000		$ 12,000		$ 73,693,000	$ 185,000	$ 29,720,000	$ 103,618,000		$ 103,618,000		$ 6,361,165	$ (1,361,994)	$ 5,000,004
Ending balance (in shares) at Mar. 31, 2021		162,596		241,347

[1]	All share amounts have been retroactively restated to adjust for the two-for-one forward stock split effected on February 27, 2019.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[3]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.